Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Kuke Music Holding Limited
Trading Symbol	KUKE
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	21,785,625
Amendment Flag	true
Amendment Description	Kuke Music Holding Limited (Cayman) Inc. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) to amend its annual report on Form 20-F for the fiscal year ended December 31, 2022, as filed with the Securities and Exchange Commission (the “SEC”) on May 16, 2023 (the “Original Filing”), to address certain comments from the Staff of the SEC in relation to the Original Form 20-F.Other than as set forth above and with respect to “Item 3. Key Information-D. Risk Factors” and “Item 6. Directors, Senior Management and Employees—E. Share Ownership”, this Amendment No. 1 does not amend, update or restate any of the information previously included in the Original Filing, nor does this Amendment No. 1 reflect any event that has occurred after the date of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the Company’s other filings and reports with the SEC subsequent to May 16, 2023.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Entity Central Index Key	0001809158
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39859
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 303
Entity Address, Address Line Two	Beijing Broadcasting Tower,
Entity Address, Address Line Three	No. Jia 14, JianwaidajieChaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Title of 12(b) Security	American Depositary Shares, each representing one Class A ordinary share, par value US$0.001 per share*
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	5910
Auditor Name	Yu Certified Public Accountant, P.C.
Auditor Location	New York, New York
Entity Address, Postal Zip Code	000000
Auditor 2022
Document Information Line Items
Auditor Firm ID	1409
Auditor Name	Ernst & Young
Auditor Location	Hong Kong
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	Room 303
Entity Address, Address Line Two	Beijing Broadcasting Tower,
Entity Address, Address Line Three	No. Jia 14, JianwaidajieChaoyang District,
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Contact Personnel Name	He Yu
City Area Code	+86
Local Phone Number	86-010-6561 0392
Entity Address, Postal Zip Code	000000